CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Shares To Be Issued Common Shares [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 40,959	$ 13,775,908	$ 50,709	$ (7,179,001)	$ 6,688,575
Beginning balance, shares at Dec. 31, 2019	40,959,741
Stock based compensation - options		518,700			518,700
Net loss				(1,549,973)	(1,549,973)
Ending balance, value at Jun. 30, 2020	$ 40,959	14,294,608	74,709	(8,728,974)	5,681,302
Ending balance, shares at Jun. 30, 2020	40,959,741
Beginning balance, value at Mar. 31, 2020	$ 40,959	14,035,258	62,709	(8,101,307)	6,037,619
Beginning balance, shares at Mar. 31, 2020	40,959,741
Stock based compensation - options		259,350			259,350
Net loss				(627,667)	(627,667)
Ending balance, value at Jun. 30, 2020	$ 40,959	14,294,608	74,709	(8,728,974)	5,681,302
Ending balance, shares at Jun. 30, 2020	40,959,741
Beginning balance, value at Dec. 31, 2020	$ 40,959	14,381,058	98,709	(9,716,114)	4,804,612
Beginning balance, shares at Dec. 31, 2020	40,959,741
Stock based compensation - options		213,675			213,675
Net loss				(1,162,661)	(1,162,661)
Ending balance, value at Jun. 30, 2021	$ 40,959	14,594,733	122,709	(10,878,775)	3,879,626
Ending balance, shares at Jun. 30, 2021	40,959,741
Beginning balance, value at Mar. 31, 2021	$ 40,959	14,487,896	110,709	(10,398,630)	4,240,934
Beginning balance, shares at Mar. 31, 2021	40,959,741
Stock based compensation - options		106,837			106,837
Net loss				(480,145)	(480,145)
Ending balance, value at Jun. 30, 2021	$ 40,959	$ 14,594,733	$ 122,709	$ (10,878,775)	$ 3,879,626
Ending balance, shares at Jun. 30, 2021	40,959,741